UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2020   to December 31, 2020

Date of Report (Date of earliest event reported) February 11, 2021

Commission File Number of securitizer: 025-05001

Central Index Key Number of securitizer: 0001804396 (1)

Paul Ricci, Marlette Funding, LLC, (302) 358-2730
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1)
Marlette Pass-Through Depositor Trust, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: Marlette Pass-Through Master Trust (Series 2019-09A; Series 2019-11A; Series 2019-12A; Series 2020-01A; Series 2020-05A; Series 2020-07A; and Series 2020-10A).

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable): _____________

______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MARLETTE PASS-THROUGH DEPOSITOR TRUST (Securitizer)

By:	Marlette Funding, LLC, as Administrator of Securitizer

By:	/s/ Paul Ricci
Name: Paul Ricci
Title: Chief Financial Officer

Date:  February 11, 2021